Expense Example - Service Shares Prospectus	Jul. 29, 2025 USD ($)
GuideMark(R) Large Cap Core Fund | GuideMark(R) Large Cap Core Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
GuideMark(R) Emerging Markets Fund | GuideMark(R) Emerging Markets Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	531
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	2,078
GuideMark(R) Small/Mid Cap Core Fund | GuideMark(R) Small/Mid Cap Core Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
GuideMark(R) World ex-US Fund | GuideMark(R) World ex-US Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	379
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,462
GuideMark(R) Core Fixed Income Fund | GuideMark(R) Core Fixed Income Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	1,220
GuidePath(R) Growth Allocation Fund | GuidePath(R) Growth Allocation Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
GuidePath(R) Conservative Allocation Fund | GuidePath(R) Conservative Allocation Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
GuidePath(R) Tactical Allocation Fund | GuidePath(R) Tactical Allocation Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
GuidePath(R) Absolute Return Allocation Fund | GuidePath(R) Absolute Return Allocation Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,319
GuidePath(R) Multi-Asset Income Allocation Fund | GuidePath(R) Multi-Asset Income Allocation Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
GuidePath(R) Flexible Income Allocation Fund | GuidePath(R) Flexible Income Allocation Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
GuidePath(R) Managed Futures Strategy Fund | GuidePath(R) Managed Futures Strategy Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	834
Expense Example, with Redemption, 10 Years	1,824
GuidePath(R) Conservative Income Fund | GuidePath(R) Conservative Income Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,272
GuidePath(R) Income Fund | GuidePath(R) Income Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
GuidePath(R) Growth and Income Fund | GuidePath(R) Growth and Income Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	$ 1,092